Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Financial Liabilities Designated at Fair Value through Profit or Loss

	12/31/2020			12/31/2019
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Shares	—	—	—	11	—	11
Debt securities	11	132	143	38	152	190

Total	11	132	143	49	152	201